INTEREST IN SUBSIDIARIES	12 Months Ended
Jun. 30, 2021
Interest in subsidiaries [abstract]
Interest in subsidiaries
22

INTEREST IN SUBSIDIARIES
ACCOUNTING POLICIES
Significant subsidiaries

of the Group

are those subsidiaries

with the most

significant contribution to

the Group's profit

or loss or
assets.
Ergo Mining

Proprietary Limited

and Far

West

Gold Recoveries

Proprietary Limited

are the

only significant

subsidiaries of

the
Group. They are both wholly owned subsidiaries and are incorporated in South Africa,

are primarily involved in the retreatment of
surface gold and all their operations are based in South Africa.